Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax charge (credit) in respect of prior years	£ (444)	£ 317	£ 31
Deferred tax charge (credit) in respect of prior years	£ 203	£ (244)	£ 148
Average effective tax rate	14.80%	13.90%	19.70%
Applicable tax rate	19.00%	19.00%	19.00%
Current tax relating to items credited directly to equity	£ 1	£ 58
Deferred tax assets	6,991	4,619
Deferred tax liabilities	16	37
Unused tax credits for which no deferred tax asset recognised	323	283
Temporary differences associated with investments in related entities for which deferred tax liabilities have not been recognised	852	858
After more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,155	5,886
Deferred tax liabilities	1,864	1,778
Within five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	149	63
Within six to ten years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	401	370
Within eleven to twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	10,393	10,529
Indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	11,594	11,873
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	111	110
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	22,537	22,835
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,935	3,981
US Branch Tax Group and IHC Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax charge (credit) in respect of prior years	(556)
Deferred tax charge (credit) in respect of prior years	556
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax charge (credit) in respect of prior years	167
Deferred tax charge (credit) in respect of prior years	(213)
Deferred tax assets	4,925	2,183
UK Tax Group | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,535	1,098
IHC Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,094	1,004
IHC Tax Group | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21	1
IHC Tax Group | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	434	301
Barclays Bank PLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	482	1,002
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	490	430
Other (outside the UK and US tax groups) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	90	121
Other (outside the UK and US tax groups) | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33	9
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes, other comprehensive income	£ 28	£ 111